Long-Term Investments	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Long-term investments
7.	Long-term investments

The Company’s long-term investments consisted of the following:

	As of December 31, 2023	As of December 31, 2022

Equity investments accounted for using the equity method	$1,913	$2,040

For the years ended December 31, 2023, 2022 and 2021, the Company has the following equity investments which were accounted for using the equity method:

Movement of equity method investment

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Beginning balance	$2,040	$2,142	$2,024
Share of income in equity method investee	19	82	70
Dividend received	(114)	-	-
Exchange rate effect	(32)	(184)	48
Ending balance	$1,913	$2,040	$2,142

In 2007, the Company acquired 40% of the equity interests of Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) with a cash consideration of approximately $1.7 million (RMB12 million). As the Company is able to exercise significant influence over Fujian Bafang after such acquisition, the Company therefore accounted for this investment under the equity method of accounting.

No impairment loss was recognized for the long-term investments for the years ended December 31, 2023, 2022 and 2021.